Statement of cash flows, indirect method	6 Months Ended
Jun. 30, 2023
Statement of cash flows [abstract]
Use of estimates and judgments	Use of estimates and judgmentsIn preparing these consolidated financial statements, management makes judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, incomes and expenses. Actual amounts may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The estimates and underlying assumptions mainly relate to the following:
•Allocation of revenue to performance obligations provided for in the agreement with Ipsen, see Note 8 - "Revenues and other income"
•Research tax credits, see Note 8 - "Revenues and other income"
•Accruals related to clinical trials, see Note 20 - "Trade and other payables"
•Valuation of our investments in Genoscience, see Note 14 - "Goodwill and intangible assets"
•Valuation of our VS-01 assets related to the Versantis acquisition, see Note 14 - "Goodwill and intangible assets"
•Valuation of our license rights acquired, see Note 14 - "Goodwill and intangible assets"
•Convertible loans, see Note 18 - "Loans and borrowingsConsolidation
Going concern
When assessing going concern, the Group’s Board of Directors mainly considers the liquidity available at the statement of financial position date, the cash spend projections for next 12-month period as from the date of the financial statements are issued and the availability of other funding
The consolidated financial statements were prepared on a going concern basis. The Group believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.
Consolidated entities
The Group controls an entity when it is exposed to variable returns from its involvement with the entity, and it has the ability to affect those returns through its power over the entity.
The Group controls all the entities included in the scope of consolidation.
Versantis Inc was dissolved on June 2, 2023. All assets and liabilities of the company were transferred to Versantis AG. The impact to the financial statements was not material.
Accounting policies
The accounting policies used for these interim consolidated financial statements are the same as those used for the most recent consolidated annual financial statements.